Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Information [Abstract]
Schedule of Company’s Performance and Making Key Decisions Regarding Resource

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
	(Unaudited)		(Unaudited)
Operating expenses:
General and administrative	$2,135	$2	$5,655	$7
Development costs	155	16	244	53
Total operating expenses	$2,290	$18	$5,899	$60

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	Years Ended December 31,
	2024	2023
General and administrative expenses	$77,567	$2,358
Development costs	74,736	41,344
Total operating expenses	$152,303	$43,702